CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Common Shares USD ($)	Common Shares KRW	Additional Paid-in Capital USD ($)	Additional Paid-in Capital KRW	Retained Earnings (Accumulated deficit). USD ($)	Retained Earnings (Accumulated deficit). KRW	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) KRW	Non-Controlling Interest in Subsidiaries USD ($)	Non-Controlling Interest in Subsidiaries KRW	Total USD ($)	Total KRW
Beginning Balance at Dec. 31, 2011		3,474,000,000		75,395,000,000		19,923,000,000		3,042,000,000		8,825,000,000		110,659,000,000
Beginning Balance (in shares) at Dec. 31, 2011		6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax								(41,000,000)				(41,000,000)
Net loss						(12,224,000,000)				(8,316,000,000)		(20,540,000,000)
Ending Balance at Dec. 31, 2012		3,474,000,000		75,395,000,000		7,699,000,000		3,001,000,000		509,000,000		90,078,000,000
Ending Balance (in shares) at Dec. 31, 2012		6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax								(1,327,000,000)				(1,327,000,000)
Net loss						(18,588,000,000)				(1,163,000,000)		(19,751,000,000)
Changes in ownership interest in subsidiaries				(319,000,000)						319,000,000
Ending Balance at Dec. 31, 2013	3,185,000	3,474,000,000	68,822,000	75,076,000,000	(9,981,000)	(10,889,000,000)	1,535,000	1,674,000,000	(308,000)	(335,000,000)	63,253,000	69,000,000,000
Ending Balance (in shares) at Dec. 31, 2013	6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax							(141,000)	(153,000,000)			(141,000)	(153,000,000)
Net loss					(19,167,000)	(20,907,000,000)			(84,000)	(92,000,000)	(19,251,000)	(20,999,000,000)
Ending Balance at Dec. 31, 2014	$ 3,185,000	3,474,000,000	$ 68,822,000	75,076,000,000	$ (29,148,000)	(31,796,000,000)	$ 1,394,000	1,521,000,000	$ (392,000)	(427,000,000)	$ 43,861,000	47,848,000,000
Ending Balance (in shares) at Dec. 31, 2014	6,948,900